CAPITAL STRUCTURE (Details - Option activity) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares underlying options outstanding, beginning shares	87,875	0
Weighted average exercise price, beginning balance outstanding	$ 40.20	$ 0
Shares underlying options granted, shares	196,750	87,875
Weighted average exercise price, granted	$ 8.85	$ 40.20
Weighted average contractual life (years), granted	10 years	8 years 9 months 10 days
Weighted average contractual life (years), options outstanding	8 years 8 months 26 days	7 years 11 months 19 days
Shares underlying options forfeited, shares	(5,000)
Weighted average exercise price, forfeited	$ 200.00
Shares underlying options exercised, shares	0
Weighted average exercise price, exercised	$ 0
Shares underlying options outstanding, ending shares	279,625	87,875
Weighted average exercise price, ending balance outstanding	$ 15.29	$ 40.20
Intrinsic value, options outstanding	$ 0